Debt - Schedule of Outstanding Debt (Details) - USD ($) $ in Millions	Mar. 31, 2023	Dec. 31, 2022
Debt
Total debt	$ 1,042	$ 1,040
Less: short-term debt and current portion of long-term debt	1,042	1,040
Total long-term debt	0	0
Term Loan Facility
Debt
Total debt	353	353
Senior Secured Notes
Debt
Total debt	220	219
Senior Unsecured Notes
Debt
Total debt	373	373
ABL Facility
Debt
Total debt	88	80
Other
Debt
Total debt	$ 8	$ 15